CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 207,159	$ 235,381	$ 148,217
Prepaid expenses and other current assets	12,794	19,826	150
Total Current Assets	219,953	255,207	148,367
PROPERTY AND EQUIPMENT:
Office and computer equipment	138,745	132,570	132,570
General plant		17,800	17,800
Furniture and fixtures		15,951	15,951
Leasehold improvements		866	866
Property and equipment, gross	138,745	167,187	167,187
Less accumulated depreciation and amortization	(132,687)	(164,730)	(160,990)
Property and equipment, total	6,058	2,457	6,197
Other assets	12,161	12,161	13,361
TOTAL ASSETS	238,172	269,825	167,925
CURRENT LIABILITIES:
Convertible notes payable and accrued interest	366,612	647,949	596,888
Accounts payable	137,096	386,294	403,095
Accrued officers' payroll	421,116	529,300	457,299
Due officers and directors		16,864	8,205
Accrued expenses and other current liabilities	92,808	87,111	50,483
Total Current Liabilities	1,017,632	1,667,518	1,515,970
Long Term Liabilities
TOTAL LIABILITIES	1,017,632	1,667,518	1,515,970
STOCKHOLDERS' DEFICIT: ( - As Restated - Note 10)
Preferred stock: $0.001 par value, Authorized: 850,000 shares, Issued and outstanding: - none
Common Stock, value	14,369	12,854	12,108
Capital in excess of par value	23,393,242	20,621,545	18,913,269
Deficit accumulated prior to development stage commencing on October 11, 2005 ( As Restated - Note 10)	(9,201,144)	(9,201,144)	(9,201,144)
Deficit accumulated during the development stage commencing October 11, 2005 ( As Restated - Note 10)	(15,007,081)	(12,876,729)	(11,072,278)
Total Omagine, Inc. stockholders' deficit	(800,614)	(1,443,109)	(1,348,045)
Noncontrolling interests in Omagine LLC	21,154	45,416
Total Stockholders' Deficit	(779,460)	(1,397,693)	(1,348,045)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	238,172	269,825	167,925
Committed to be issued
STOCKHOLDERS' DEFICIT: ( - As Restated - Note 10)
Common Stock, value		$ 365